Other Income (Details) - Schedule of Other Income	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Schedule of Other Income Consists [Abstract]
Exchange gain, net				$ 2,313,438
Agency income	2,662,034	340,810	2,586,019	2,904,339
Others	326	42
Total	$ 2,662,360	$ 340,852	$ 2,586,019	$ 5,217,777